Accrued Liabilities and Other Payables - Schedule of accrued liabilities and other payable (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables and Accruals [Abstract]
Accrued marketing expenses	¥ 260,210		¥ 43,765
Accrued liabilities for learning services and online marketing services	119,591		85,598
Accrued outside labor service fee	59,082		10,488
Accrued administrative expenses	26,014		7,846
Accrued technical expenses	23,843		8,960
Deferred government grant	23,342
Operating lease liabilities-current portion	19,457		4,166
Warehousing and logistics fees	10,498		3,469
Accrued professional fee	10,474		18,334
Payables for property and equipment	6,614
Deposits payable to service providers	1,981		2,542
Others	22,391		7,475
Total	¥ 583,497	$ 85,940	¥ 192,643